United States
		Securities and Exchange Commission
		      Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:	200 Business Park Drive, Suite 300A
		Armonk, NY  10504

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Donald von Wedel
Title:		President
Phone:		914-730-9060
Signature, Place, and Date of Signing:

	Donald von Wedel	Armonk, NY	February 10, 2003

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:
None

I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	December 31, 2002

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	$66,612

List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven Inc. Com New          COM              817826209      746    99500 SH       SOLE                    99500
American Barrick Gold Corp.    COM              067901108     1032    66995 SH       SOLE                    66995
American International         COM              026874107     4383    75770 SH       SOLE                    75770
Amex Industrial Energy Select  COM              81369y506     1306    58500 SH       SOLE                    58500
BP Amoco PLC                   COM              055622104      247     6072 SH       SOLE                     6072
Burlington Industries, Inc.    COM              121693105        1    15000 SH       SOLE                    15000
Carlisle Companies, Inc.       COM              142339100      836    20200 SH       SOLE                    20200
ChevronTexaco Corp             COM              166764100     1270    19098 SH       SOLE                    19098
Clayton Homes Inc.             COM              184190106     1320   108400 SH       SOLE                   108400
Community Banks Inc, Millersbu COM              203628102      223     8046 SH       SOLE                     8046
Conocophilips                  COM              20825c104      973    20100 SH       SOLE                    20100
DJII Diamonds                  COM              252787106     7988    95650 SH       SOLE                    95650
Delphi Corporation             COM              247126105     1194   148329 SH       SOLE                   148329
Delta Air Lines, Inc.          COM              247361108     1081    89350 SH       SOLE                    89350
Devon Energy Inc.              COM              25179M103     2017    43950 SH       SOLE                    43950
Diamond Offshore Drilling, Inc COM              25271C102      637    29150 SH       SOLE                    29150
Exxon Mobil Corp.              COM              30231G102     2223    63634 SH       SOLE                    63634
FleetBostonFinancial Corp      COM              339030108     1244    51200 SH       SOLE                    51200
General Electric               COM              369604103      545    22400 SH       SOLE                    22400
General Motors                 COM              370442105     1761    47781 SH       SOLE                    47781
General Motors CL. H           COM              370442832      329    30717 SH       SOLE                    30717
Household International        COM              441815107      665    23925 SH       SOLE                    23925
INCO Ltd.                      COM              453258402     1914    90200 SH       SOLE                    90200
Int'l Bus Machines             COM              459200101      468     6036 SH       SOLE                     6036
Kemet Corporation              COM              488360108     1067   122100 SH       SOLE                   122100
Marathon Oil Corp.             COM              565849106      801    37600 SH       SOLE                    37600
Mellon Financial Corp          COM              58551A108      829    31740 SH       SOLE                    31740
Merck & Company                COM              589331107     1208    21340 SH       SOLE                    21340
Navistar International         COM              63934E108     2380    97900 SH       SOLE                    97900
Nisource Inc.                  COM              65473P105     1592    79600 SH       SOLE                    79600
Norfolk Southern               COM              655844108      236    11799 SH       SOLE                    11799
Nova Chemicals Corp. Com with  COM              66977W109      527    28800 SH       SOLE                    28800
PPL Corp.                      COM              69351t106      438    12625 SH       SOLE                    12625
Park Place Entertainment Corp. COM              700690100      695    82700 SH       SOLE                    82700
PepsiCo                        COM              713448108      236     5592 SH       SOLE                     5592
Philip Morris Inc.             COM              718154107      568    14009 SH       SOLE                    14009
Rowan Cos Inc.                 COM              779382100     2063    90900 SH       SOLE                    90900
Southwestern Energy Company    COM              845467109      641    56000 SH       SOLE                    56000
Teco Energy                    COM              872375100     1587   102600 SH       SOLE                   102600
Texas Instruments              COM              882508104     1798   119800 SH       SOLE                   119800
The Timken Company             COM              887389104     1042    54570 SH       SOLE                    54570
TransCanada Pipelines LTD      COM              893526103      203    14000 SH       SOLE                    14000
Trinity Industries             COM              896522109      723    38120 SH       SOLE                    38120
Union Pacific                  COM              907818108      479     8000 SH       SOLE                     8000
Unisys Corp.                   COM              909214108     1332   134500 SH       SOLE                   134500
United States Steel Corp New   COM              912909108     1895   144400 SH       SOLE                   144400
Unumprovident Corp             COM              91529Y106      993    56600 SH       SOLE                    56600
Verizon Communication          COM              92343v104     1164    30043 SH       SOLE                    30043
Washington Mutual Inc.         COM              939322103     2995    86731 SH       SOLE                    86731
Wyeth                          COM              983024100      449    12000 SH       SOLE                    12000
York International             COM              986670107      349    13650 SH       SOLE                    13650
I Shares Inc MSCI Hong Kong In COM              464286871     1360   183025 SH       SOLE                   183025
I Shares Inc MSCI United Kingd COM              464286699     1357   111700 SH       SOLE                   111700
I Shares MSCI Taiwan Index Fun COM              464286731     1091   133900 SH       SOLE                   133900
Templeton Dragon Fund, Inc.    COM              88018T101      111    12400 SH       SOLE                    12400